Sale Abandonment of Assets (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of disposal of assets
Year Ended	January 31, 2021 $

Deposit	(177,300)
Equipment	(469,695)
ROU asset	(3,066,586)
Lease liability	3,279,364
Other	2,707

Loss on disposal of assets	(431,510)